UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Para Advisors, Inc.
Address:   520 Madison Avenue
           New York, New York 10022

Form 13F File Number:  028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Ron Ray
Title:     Chief Financial Officer
Phone:     212-355-6688

Signature, Place, and Date of Signing:


/s/ Ron Ray                           New York, New York       August 12, 2005
---------------------------           ------------------       -----------------
[Signature]                           [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                0
                                                        -----------
Form 13F Information Table Entry Total:                          71
                                                        -----------
Form 13F Information Table Value Total:                    $522,062
                                                        -----------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

           NONE

                                                            FORM 13F
                                                       Para Advisors, Inc.
                                                  Quarter Ended June 30, 2005

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                     TITLE OF                  VALUE        SHARES/      SH/    PUT/   INVSTMT   OTHER
NAME OF ISSUER       CLASS       CUSIP        (X$1000)      PRN AMT      PRN    CALL   DSCRETN   MANAGERS   SOLE     SHARED    NONE
--------------       --------    -----        --------     ---------     ----   ----   --------  --------   ----     ------    ----
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO       COM       007903107    $   10,838       625,000     SH             Sole                625,000
DEVICES INC
-----------------------------------------------------------------------------------------------------------------------------------
AETHER SYS INC       COM       00808V105    $    1,312       398,900     SH             Sole                398,900
-----------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP         COM       718154107    $   20,704       320,200     SH             Sole                320,200
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO  COM       025816109    $   15,969       300,000     SH             Sole                300,000
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN STD COS     COM       029712106    $   12,576       300,000     SH             Sole                300,000
INC DEL
-----------------------------------------------------------------------------------------------------------------------------------
AMERITRADE HOLDG     COM       03074K100    $    1,060        57,000     SH             Sole                 57,000
CORP NEW
-----------------------------------------------------------------------------------------------------------------------------------
AQUILA INC           COM       03840P102    $    8,664     2,400,000     SH             Sole              2,400,000
-----------------------------------------------------------------------------------------------------------------------------------
ASHLAND INC          COM       044204105    $   24,946       347,100     SH             Sole                347,100
-----------------------------------------------------------------------------------------------------------------------------------
BEVERLY ENTERPRISES  COM NEW   087851309    $    8,178       641,900     SH             Sole                641,900
INC
-----------------------------------------------------------------------------------------------------------------------------------
BRINK'S CO           COM       109696104    $    9,000       250,000     SH             Sole                250,000
-----------------------------------------------------------------------------------------------------------------------------------
CAMBREX CORP         COM       132011107    $      960        50,400     SH             Sole                 50,400
-----------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC  COM NEW   16411r208    $    6,220       200,000     SH             Sole                200,000
-----------------------------------------------------------------------------------------------------------------------------------
E.PIPHANY INC        COM       26881V100    $    1,064       305,855     SH             Sole                305,855
----------------------------------------------------------------------------------------------------------------------------------
EATON CORP           COM       278058102    $    2,995        50,000     SH             Sole                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN      COM       02209S103    $    9,798       150,200     SH             Sole                150,200
MGT CORP
-----------------------------------------------------------------------------------------------------------------------------------
FREESCALE            COM CL A  35687M107    $   34,141     1,625,000     SH             Sole              1,625,000
SEMICONDUCTOR INC
-----------------------------------------------------------------------------------------------------------------------------------
GILLETTE CO          COM       375766102    $    2,532        50,000     SH             Sole                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
GREAT LAKES          COM       390568103    $    4,721       150,000     SH             Sole                150,000
CHEMICAL CORP
-----------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORPORATION  COM       401698105    $   20,190       300,000     SH             Sole                300,000
-----------------------------------------------------------------------------------------------------------------------------------
HOSPIRA INC          COM       441060100    $   24,375       625,000     SH             Sole                625,000
-----------------------------------------------------------------------------------------------------------------------------------
HUDSON CITY BANCORP  COM       443683107    $    5,990       525,000     SH             Sole                525,000
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES INC          MSCI      464286848    $   10,588     1,044,200     SH             Sole              1,044,200
                     JAPAN
-----------------------------------------------------------------------------------------------------------------------------------
IVAX CORP            COM       465823102    $   12,423       577,800     SH             Sole                577,800
-----------------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP      COM       492386107    $   15,644       205,000     SH             Sole                205,000
-----------------------------------------------------------------------------------------------------------------------------------
KEY ENERGY SVCS INC  COM       492914106    $   11,531       953,000     SH             Sole                953,000
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA        COM       530718105    $    6,674       655,000     SH             Sole                655,000
CORP NEW             SER A
-----------------------------------------------------------------------------------------------------------------------------------
LIGAND               CL B      53220K207    $    4,865       700,000     SH             Sole                700,000
PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------------------------------
LOEWS CORP           COM       540424108    $   11,625       150,000     SH             Sole                150,000
-----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA PAC CORP   COM       546347105    $    8,603       350,000     SH             Sole                350,000
-----------------------------------------------------------------------------------------------------------------------------------

                                                            FORM 13F
                                                       Para Advisors, Inc.
                                                  Quarter Ended June 30, 2005

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                     TITLE OF                  VALUE        SHARES/      SH/    PUT/   INVSTMT   OTHER
NAME OF ISSUER       CLASS       CUSIP        (X$1000)      PRN AMT      PRN    CALL   DSCRETN   MANAGERS   SOLE     SHARED    NONE
--------------       --------    -----        --------     ---------     ----   ----   --------  --------   ----     ------    ----
-----------------------------------------------------------------------------------------------------------------------------------
MCI INC              COM       552691107    $   18,467       718,300     SH             Sole                718,300
-----------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC       COM       589331107    $    4,159       135,024     SH             Sole                135,024
-----------------------------------------------------------------------------------------------------------------------------------
METLIFE              COM       59156R108    $   11,248       250,300     SH             Sole                250,300
-----------------------------------------------------------------------------------------------------------------------------------
MI DEVS INC          CL A      55304X104    $    9,460       300,000     SH             Sole                300,000
                     SUB VTG
-----------------------------------------------------------------------------------------------------------------------------------
MITSUBISHI TOKYO     SPONSORED 606816106    $   11,092     1,308,000     SH             Sole              1,308,000
FINL GROUP           ADR
-----------------------------------------------------------------------------------------------------------------------------------
NEIMAN MARCUS        CL A      640204202    $   14,315       147,700     SH             Sole                147,700
GROUP INC
-----------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC       COM NEW   629377508    $    8,460       225,000     SH             Sole                225,000
-----------------------------------------------------------------------------------------------------------------------------------
OWENS ILL INC        COM NEW   690768403    $   11,308       451,400     SH             Sole                451,400
-----------------------------------------------------------------------------------------------------------------------------------
PERKINELMER INC      COM       714046109    $    1,890       100,000     SH             Sole                100,000
-----------------------------------------------------------------------------------------------------------------------------------
PHARMION CORP        COM       71715B409    $    2,360       101,700     SH             Sole                101,700
-----------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE CORP     COM       743315103    $    6,097        61,700     SH             Sole                 61,700
OHO
-----------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC   COM       75952b105    $    8,666       700,000     SH             Sole                700,000
-----------------------------------------------------------------------------------------------------------------------------------
RITE AID CORP        COM       767754104    $    3,135       750,000     SH             Sole                750,000
-----------------------------------------------------------------------------------------------------------------------------------
SAVIENT              COM       80517Q100    $    5,453     1,236,400     SH             Sole              1,236,400
PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------------------------------
SEARS HLDGS CORP     COM       812350106    $   11,990        80,000     SH             Sole                 80,000
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP          COM FON   852061100    $   11,306       450,600     SH             Sole                450,600
-----------------------------------------------------------------------------------------------------------------------------------
ST PAUL TRAVELERS    COM       792860108    $    5,930       150,000     SH             Sole                150,000
INC
-----------------------------------------------------------------------------------------------------------------------------------
SUNGARD DATA         COM       867363103    $   14,068       400,000     SH             Sole                400,000
SYS INC
-----------------------------------------------------------------------------------------------------------------------------------
SUPERGEN INC         COM       868059106    $      247        49,900     SH             Sole                 49,900
-----------------------------------------------------------------------------------------------------------------------------------
SYCAMORE NETWORKS    COM       871206108    $    2,073       600,900     SH             Sole                600,900
INC
-----------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICALS ADR       881624209    $   16,349       525,000     SH             Sole                525,000
INDS LTD
-----------------------------------------------------------------------------------------------------------------------------------
TV AZTECA SA DE CV   SPONSORED 901145102    $    8,803     1,152,200     SH             Sole              1,152,200
                     ADR
-----------------------------------------------------------------------------------------------------------------------------------
UNOCAL CORP          COM       915289102    $    6,505       100,000     SH             Sole                100,000
-----------------------------------------------------------------------------------------------------------------------------------
WEBMETHODS INC       COM       94768C108    $    1,964       350,700     SH             Sole                350,700
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS         COM       969457100    $    5,700       300,000     SH             Sole                300,000
INC DEL
-----------------------------------------------------------------------------------------------------------------------------------
ZOLL MED CORP        COM       989922109    $    2,326        91,400     SH             Sole                 91,400
-----------------------------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS INC  CALL      126667904    $      871         1,319     SH     CALL    Sole                  1,319
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN      CALL      313400901    $    1,306         1,765     SH     CALL    Sole                  1,765
MTG CORP
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN      CALL      313400901    $    2,092         2,031     SH     CALL    Sole                  2,031
MTG CORP
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN      CALL      313400901    $      380           500     SH     CALL    Sole                    500
MTG CORP
-----------------------------------------------------------------------------------------------------------------------------------


                                                            FORM 13F
                                                       Para Advisors, Inc.
                                                  Quarter Ended June 30, 2005

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                     TITLE OF                  VALUE        SHARES/      SH/    PUT/   INVSTMT   OTHER
NAME OF ISSUER       CLASS       CUSIP        (X$1000)      PRN AMT      PRN    CALL   DSCRETN   MANAGERS   SOLE     SHARED    NONE
--------------       --------    -----        --------     ---------     ----   ----   --------  --------   ----     ------    ----
-----------------------------------------------------------------------------------------------------------------------------------
GILLETTE CO          CALL      375766902    $      797         2,343     SH     CALL    Sole                  2,343
-----------------------------------------------------------------------------------------------------------------------------------
GILLETTE CO          CALL      375766902    $      317           511     SH     CALL    Sole                    511
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS        CALL      38141G904    $      437           841     SH     CALL    Sole                    841
GROUP INC
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS        CALL      38141G904    $      369           659     SH     CALL    Sole                    659
GROUP INC
-----------------------------------------------------------------------------------------------------------------------------------
IVAX CORP            CALL      465823902    $      336         1,562     SH     CALL    Sole                  1,562
-----------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP         CALL      022095903    $      417           850     SH     CALL    Sole                    850
-----------------------------------------------------------------------------------------------------------------------------------
PETROKAZAKHSTAN INC  CALL      71649P902    $      295           500     SH     CALL    Sole                    500
-----------------------------------------------------------------------------------------------------------------------------------
ST PAUL TRAVELERS    CALL      792860908    $      743         1,813     SH     CALL    Sole                  1,813
INC
-----------------------------------------------------------------------------------------------------------------------------------
U S G CORP           CALL      903293905    $    1,157         1,523     SH     CALL    Sole                  1,523
-----------------------------------------------------------------------------------------------------------------------------------
WATSON               CALL      942683903    $      516         2,022     SH     CALL    Sole                  2,022
PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------------------------------
WATSON               CALL      942683903    $      232         2,897     SH     CALL    Sole                  2,897
PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC       PUT       589331957    $      250         1,350     SH     PUT     Sole                  1,350
-----------------------------------------------------------------------------------------------------------------------------------


REPORT
SUMMARY:     71 DATA RECORDS                $  522,062

           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED